ACQUISITION Proforma Information (Tables)	12 Months Ended
Jan. 30, 2016
Business Combinations [Abstract]
Business Acquisition, Pro Forma Information [Table Text Block]
The following unaudited consolidated pro forma summary has been prepared by adjusting the Company's historical data to give effect to the Acquisition as if it had occurred on February 2, 2014:

	Pro Forma - Unaudited
	Year Ended
(in millions, except per share data)	January 30, 2016	January 31, 2015
Net sales	$20,168.3	$19,225.2
Net income	$571.4	$634.0
Basic net income per share	$2.43	$2.70
Diluted net income per share	$2.42	$2.69